Selling, general and administrative expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Selling, general and administrative expense [abstract]
Taxes	[1]	$ (45,536)	$ (54,883)		$ (50,908)
Salaries and social security contributions		(32,433)	(35,812)		(34,832)
Services and fees		(44,137)	(58,511)		(48,123)
Office expenses		(10,209)	(11,620)		(9,966)
Amortization and depreciation		(9,225)	(7,640)		(7,150)
Maintenance expenses		(3,101)	(4,215)		(5,113)
Advertising		(4,722)	(3,044)		(2,229)
Insurance		(2,037)	(2,289)		(1,397)
Charter service		(830)	(830)		(1,162)
Bad debts recovery		3,190	268	[2]	2,248
Bad debts of the year		(12,748)	(7,672)	[2]	(1,976)
Other		(10,111)	(7,953)		(10,244)
Selling, general and administrative expenses		$ (171,899)	$ (194,201)		$ (170,852)

[1]	Mainly included tax from taxes over banks transactions and tax on revenue.
[2]	In the prior year, the impairment of trade receivables was assessed based on the incurred loss model. Individual receivables which were known to be uncollectible were written off by reducing the carrying amount directly. The other receivables were assessed collectively, to determine whether there was objective evidence that an impairment had been incurred but not yet been identified. For these receivables, the estimated impairment losses were recognized in a separate provision for impairment.